PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 3,845	$ 4,259
Accumulated depreciation	3,406	3,699
Property and equipment, net	439	560
Depreciation cost	241	351	394
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	3,008	3,331
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	482	518
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	13	13
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 342	$ 397